Filed with the Securities and Exchange Commission on December 22, 2017

1933 Act Registration File No. 333-182417

1940 Act File No. 811-22718

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [ X ]

[   ] Pre-Effective Amendment No.

[X] Post-Effective Amendment No. 148

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ X ]

[X] Amendment No. 151

(Check appropriate box or boxes.)

TWO ROADS SHARED TRUST

(Exact Name of Registrant as Specified in Charter)

17605 Wright Street, Suite 2

Omaha, NE  68130

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:

402-895-1600

The Corporation Trust Company

1209 Orange Street

Wilmington, DE  19801

(Name and. Address of Agent for Service)

Copy to:

Joshua Deringer Drinker Biddle & Reath LLP One Logan Square, Ste. 2000 Philadelphia, PA 19103	Richard A. Malinowski Gemini Fund Services, LLC 80 Arkay Drive, Suite 110 Hauppauge, NY 11788

It is proposed that this filing will become effective (check appropriate box)

[   ]   immediately upon filing pursuant to paragraph (b)

[X] on December 27, 2017 pursuant to paragraph (b)

[   ]   60 days after filing pursuant to paragraph (a)(l)

[   ]   on (date) pursuant to paragraph (a)(l)

[   ]   75 days after filing pursuant to paragraph (a)(2)

[   ]   on (date) pursuant to paragraph (a)(2) of Rule 485.

[   ]   as soon as practicable after the effective date of this registration statement

If appropriate, check the following box: [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

This Post-Effective Amendment No. 148 to the Trust’s Registration Statement on Form N-1A is being filed pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended (“1933 Act”), solely for the purpose of delaying until December 27, 2017 the effectiveness of the Registrant’s Post-Effective Amendment No. 137 (“PEA 137”) filed by the Registrant pursuant to Rule 485(a)(2) under the 1933 Act and Amendment No. 140 under the Investment Company Act of 1940, as amended, on October 10, 2017 with respect to Affinity World Leaders Equity ETF. PEA 137 was scheduled to become effective on December 24, 2017.

This Post-Effective Amendment No. 148 incorporates by reference the information contained in Parts A and B of PEA 137 and the information in Part C of Post-Effective Amendment No. 145 to the Trust’s Registration Statement, filed on November 30, 2017.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 148 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hauppauge, State of New York, on the 22nd day of December, 2017.

Two Roads Shared Trust

By:

Jim Colantino*

President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Mark D. Gersten*	_________________________ Trustee & Chairman	December 22, 2017
Mark Garbin*	_________________________ Trustee	December 22, 2017
Neil M. Kaufman*	_________________________ Trustee	December 22, 2017
Anita K. Krug*	_________________________ Trustee	December 22, 2017
James Colantino*	_________________________ President and Principal Executive Officer	December 22, 2017
Laura Szalyga*	_________________________ Treasurer and Principal Financial Officer	December 22, 2017

*By: /s/ Richard A. Malinowski

Richard A. Malinowski

Attorney in fact